American Funds Insurance Series® - Target Date Series
American Funds® IS 2065 Target Date Fund
Investment portfolio
September 30, 2023
unaudited
Growth funds 45.00%	Shares	Value (000)
New Perspective Fund, Class R-6	76	$4
SMALLCAP World Fund, Inc., Class R-6	64	4
AMCAP Fund, Class R-6	82	3
The Growth Fund of America, Class R-6	50	3
The New Economy Fund, Class R-6	41	2
EuroPacific Growth Fund, Class R-6	15	1
New World Fund, Inc., Class R-6	22	1
Total growth funds (cost: $18,000)		18
Growth-and-income funds 40.00%
Capital World Growth and Income Fund, Class R-6	66	4
Fundamental Investors, Class R-6	57	4
The Investment Company of America, Class R-6	63	3
Washington Mutual Investors Fund, Class R-6	62	3
American Mutual Fund, Class R-6	41	2
Total growth-and-income funds (cost: $15,000)		16
Balanced funds 10.00%
American Balanced Fund, Class R-6	81	2
American Funds Global Balanced Fund, Class R-6	71	2
Total balanced funds (cost: $5,000)		4
Fixed income funds 5.00%
U.S. Government Securities Fund, Class R-6	164	2
Total fixed income funds (cost: $2,000)		2
Total investment securities 100.00% (cost: $40,000)		40
Other assets less liabilities 0.00%		—
Net assets 100.00%		$40
American Funds Insurance Series — Target Date Series — Page 1 of 27

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45.00%
New Perspective Fund, Class R-6	$—	$4	$—	$—	$— [2]	$4	$—	$—
SMALLCAP World Fund, Inc., Class R-6	—	4	—	—	— [2]	4	—	—
AMCAP Fund, Class R-6	—	3	—	—	— [2]	3	— [2]	—
The Growth Fund of America, Class R-6	—	3	— [2]	— [2]	— [2]	3	—	—
The New Economy Fund, Class R-6	—	2	—	—	— [2]	2	—	—
EuroPacific Growth Fund, Class R-6	—	1	—	—	— [2]	1	— [2]	—
New World Fund, Inc., Class R-6	—	1	—	—	— [2]	1	—	—
						18
Growth-and-income funds 40.00%
Capital World Growth and Income Fund, Class R-6	—	4	—	—	— [2]	4	— [2]	—
Fundamental Investors, Class R-6	—	4	—	—	— [2]	4	— [2]	— [2]
The Investment Company of America, Class R-6	—	3	— [2]	— [2]	— [2]	3	— [2]	—
Washington Mutual Investors Fund, Class R-6	—	3	—	—	— [2]	3	— [2]	— [2]
American Mutual Fund, Class R-6	—	2	—	—	— [2]	2	— [2]	—
						16
Balanced funds 10.00%
American Balanced Fund, Class R-6	—	2	—	—	— [2]	2	— [2]	—
American Funds Global Balanced Fund, Class R-6	—	2	—	—	— [2]	2	— [2]	—
						4
Fixed income funds 5.00%
U.S. Government Securities Fund, Class R-6	—	2	—	—	— [2]	2	— [2]	—
Total 100.00%				$— [2]	$— [2]	$40	$— [2]	$— [2]

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 2 of 27

American Funds Insurance Series® - Target Date Series
American Funds® IS 2060 Target Date Fund
Investment portfolio
September 30, 2023
unaudited
Growth funds 45.00%	Shares	Value (000)
New Perspective Fund, Class R-6	76	$4
SMALLCAP World Fund, Inc., Class R-6	64	4
AMCAP Fund, Class R-6	82	3
The Growth Fund of America, Class R-6	50	3
The New Economy Fund, Class R-6	41	2
EuroPacific Growth Fund, Class R-6	15	1
New World Fund, Inc., Class R-6	22	1
Total growth funds (cost: $18,000)		18
Growth-and-income funds 40.00%
Capital World Growth and Income Fund, Class R-6	66	4
Fundamental Investors, Class R-6	57	4
The Investment Company of America, Class R-6	63	3
Washington Mutual Investors Fund, Class R-6	62	3
American Mutual Fund, Class R-6	41	2
Total growth-and-income funds (cost: $15,000)		16
Balanced funds 10.00%
American Balanced Fund, Class R-6	81	2
American Funds Global Balanced Fund, Class R-6	71	2
Total balanced funds (cost: $5,000)		4
Fixed income funds 5.00%
U.S. Government Securities Fund, Class R-6	164	2
Total fixed income funds (cost: $2,000)		2
Total investment securities 100.00% (cost: $40,000)		40
Other assets less liabilities 0.00%		—
Net assets 100.00%		$40
American Funds Insurance Series — Target Date Series — Page 3 of 27

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45.00%
New Perspective Fund, Class R-6	$—	$4	$—	$—	$— [2]	$4	$—	$—
SMALLCAP World Fund, Inc., Class R-6	—	4	—	—	— [2]	4	—	—
AMCAP Fund, Class R-6	—	3	—	—	— [2]	3	— [2]	—
The Growth Fund of America, Class R-6	—	3	— [2]	— [2]	— [2]	3	—	—
The New Economy Fund, Class R-6	—	2	—	—	— [2]	2	—	—
EuroPacific Growth Fund, Class R-6	—	1	—	—	— [2]	1	— [2]	—
New World Fund, Inc., Class R-6	—	1	—	—	— [2]	1	—	—
						18
Growth-and-income funds 40.00%
Capital World Growth and Income Fund, Class R-6	—	4	—	—	— [2]	4	— [2]	—
Fundamental Investors, Class R-6	—	4	—	—	— [2]	4	— [2]	— [2]
The Investment Company of America, Class R-6	—	3	— [2]	— [2]	— [2]	3	— [2]	—
Washington Mutual Investors Fund, Class R-6	—	3	—	—	— [2]	3	— [2]	— [2]
American Mutual Fund, Class R-6	—	2	—	—	— [2]	2	— [2]	—
						16
Balanced funds 10.00%
American Balanced Fund, Class R-6	—	2	—	—	— [2]	2	— [2]	—
American Funds Global Balanced Fund, Class R-6	—	2	—	—	— [2]	2	— [2]	—
						4
Fixed income funds 5.00%
U.S. Government Securities Fund, Class R-6	—	2	—	—	— [2]	2	— [2]	—
Total 100.00%				$— [2]	$— [2]	$40	$— [2]	$— [2]

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 4 of 27

American Funds Insurance Series® - Target Date Series
American Funds® IS 2055 Target Date Fund
Investment portfolio
September 30, 2023
unaudited
Growth funds 45.00%	Shares	Value (000)
New Perspective Fund, Class R-6	71	$4
SMALLCAP World Fund, Inc., Class R-6	60	4
AMCAP Fund, Class R-6	82	3
The Growth Fund of America, Class R-6	50	3
The New Economy Fund, Class R-6	41	2
EuroPacific Growth Fund, Class R-6	15	1
New World Fund, Inc., Class R-6	22	1
American Funds Global Insight Fund, Class R-6	28	— [1]
Total growth funds (cost: $18,000)		18
Growth-and-income funds 40.00%
Capital World Growth and Income Fund, Class R-6	66	4
Fundamental Investors, Class R-6	57	4
The Investment Company of America, Class R-6	57	3
Washington Mutual Investors Fund, Class R-6	62	3
American Mutual Fund, Class R-6	46	2
Total growth-and-income funds (cost: $15,000)		16
Balanced funds 10.00%
American Balanced Fund, Class R-6	81	2
American Funds Global Balanced Fund, Class R-6	71	2
Total balanced funds (cost: $5,000)		4
Fixed income funds 5.00%
U.S. Government Securities Fund, Class R-6	164	2
Total fixed income funds (cost: $2,000)		2
Total investment securities 100.00% (cost: $40,000)		40
Other assets less liabilities 0.00%		—
Net assets 100.00%		$40
American Funds Insurance Series — Target Date Series — Page 5 of 27

unaudited
Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45.00%
New Perspective Fund, Class R-6	$—	$4	$—	$—	$— [1]	$4	$—	$—
SMALLCAP World Fund, Inc., Class R-6	—	4	—	—	— [1]	4	—	—
AMCAP Fund, Class R-6	—	3	—	—	— [1]	3	— [1]	—
The Growth Fund of America, Class R-6	—	3	— [1]	— [1]	— [1]	3	—	—
The New Economy Fund, Class R-6	—	2	—	—	— [1]	2	—	—
EuroPacific Growth Fund, Class R-6	—	1	—	—	— [1]	1	— [1]	—
New World Fund, Inc., Class R-6	—	1	—	—	— [1]	1	—	—
American Funds Global Insight Fund, Class R-6	—	— [1]	—	—	— [1]	— [1]	—	—
						18
Growth-and-income funds 40.00%
Capital World Growth and Income Fund, Class R-6	—	4	—	—	— [1]	4	— [1]	—
Fundamental Investors, Class R-6	—	4	—	—	— [1]	4	— [1]	— [1]
The Investment Company of America, Class R-6	—	3	— [1]	— [1]	— [1]	3	— [1]	—
Washington Mutual Investors Fund, Class R-6	—	3	—	—	— [1]	3	— [1]	— [1]
American Mutual Fund, Class R-6	—	2	—	—	— [1]	2	— [1]	—
						16
Balanced funds 10.00%
American Balanced Fund, Class R-6	—	2	—	—	— [1]	2	— [1]	—
American Funds Global Balanced Fund, Class R-6	—	2	—	—	— [1]	2	— [1]	—
						4
Fixed income funds 5.00%
U.S. Government Securities Fund, Class R-6	—	2	—	—	— [1]	2	— [1]	—
Total 100.00%				$— [1]	$— [1]	$40	$— [1]	$— [1]

[1]	Amount less than one thousand.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — Page 6 of 27

American Funds Insurance Series® - Target Date Series
American Funds® IS 2050 Target Date Fund
Investment portfolio
September 30, 2023
unaudited
Growth funds 45.00%	Shares	Value (000)
New Perspective Fund, Class R-6	68	$4
AMCAP Fund, Class R-6	82	3
SMALLCAP World Fund, Inc., Class R-6	53	3
The Growth Fund of America, Class R-6	50	3
The New Economy Fund, Class R-6	36	2
American Funds Global Insight Fund, Class R-6	54	1
EuroPacific Growth Fund, Class R-6	15	1
New World Fund, Inc., Class R-6	18	1
Total growth funds (cost: $17,000)		18
Growth-and-income funds 35.00%
American Mutual Fund, Class R-6	55	3
Capital World Growth and Income Fund, Class R-6	61	3
Fundamental Investors, Class R-6	52	3
Washington Mutual Investors Fund, Class R-6	62	3
The Investment Company of America, Class R-6	48	2
Total growth-and-income funds (cost: $15,000)		14
Equity-income funds 2.50%
The Income Fund of America, Class R-6	25	1
Capital Income Builder, Class R-6	9	— [1]
Total equity-income funds (cost: $1,000)		1
Balanced funds 12.50%
American Balanced Fund, Class R-6	91	3
American Funds Global Balanced Fund, Class R-6	63	2
Total balanced funds (cost: $5,000)		5
Fixed income funds 5.00%
U.S. Government Securities Fund, Class R-6	164	2
Total fixed income funds (cost: $2,000)		2
Total investment securities 100.00% (cost: $40,000)		40
Other assets less liabilities 0.00%		—
Net assets 100.00%		$40
American Funds Insurance Series — Target Date Series — Page 7 of 27

unaudited
Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45.00%
New Perspective Fund, Class R-6	$—	$4	$—	$—	$— [1]	$4	$—	$—
AMCAP Fund, Class R-6	—	3	—	—	— [1]	3	— [1]	—
SMALLCAP World Fund, Inc., Class R-6	—	3	—	—	— [1]	3	—	—
The Growth Fund of America, Class R-6	—	3	— [1]	— [1]	— [1]	3	—	—
The New Economy Fund, Class R-6	—	2	—	—	— [1]	2	—	—
American Funds Global Insight Fund, Class R-6	—	1	—	—	— [1]	1	—	—
EuroPacific Growth Fund, Class R-6	—	1	—	—	— [1]	1	— [1]	—
New World Fund, Inc., Class R-6	—	1	—	—	— [1]	1	—	—
						18
Growth-and-income funds 35.00%
American Mutual Fund, Class R-6	—	3	—	—	— [1]	3	— [1]	—
Capital World Growth and Income Fund, Class R-6	—	3	—	—	— [1]	3	— [1]	—
Fundamental Investors, Class R-6	—	3	— [1]	— [1]	— [1]	3	— [1]	— [1]
Washington Mutual Investors Fund, Class R-6	—	3	—	—	— [1]	3	— [1]	— [1]
The Investment Company of America, Class R-6	—	2	—	—	— [1]	2	— [1]	—
						14
Equity-income funds 2.50%
The Income Fund of America, Class R-6	—	1	—	—	— [1]	1	— [1]	—
Capital Income Builder, Class R-6	—	— [1]	—	—	— [1]	— [1]	— [1]	—
						1
Balanced funds 12.50%
American Balanced Fund, Class R-6	—	3	—	—	— [1]	3	— [1]	—
American Funds Global Balanced Fund, Class R-6	—	2	—	—	— [1]	2	— [1]	—
						5
Fixed income funds 5.00%
U.S. Government Securities Fund, Class R-6	—	2	—	—	— [1]	2	— [1]	—
Total 100.00%				$— [1]	$— [1]	$40	$— [1]	$— [1]

[1]	Amount less than one thousand.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — Page 8 of 27

American Funds Insurance Series® - Target Date Series
American Funds® IS 2045 Target Date Fund
Investment portfolio
September 30, 2023
unaudited
Growth funds 42.50%	Shares	Value (000)
AMCAP Fund, Class R-6	82	$3
New Perspective Fund, Class R-6	58	3
SMALLCAP World Fund, Inc., Class R-6	47	3
The Growth Fund of America, Class R-6	50	3
The New Economy Fund, Class R-6	33	2
American Funds Global Insight Fund, Class R-6	74	1
EuroPacific Growth Fund, Class R-6	15	1
New World Fund, Inc., Class R-6	17	1
Total growth funds (cost: $17,000)		17
Growth-and-income funds 35.00%
American Mutual Fund, Class R-6	57	3
Capital World Growth and Income Fund, Class R-6	59	3
Fundamental Investors, Class R-6	50	3
Washington Mutual Investors Fund, Class R-6	56	3
The Investment Company of America, Class R-6	39	2
Total growth-and-income funds (cost: $14,000)		14
Equity-income funds 5.00%
Capital Income Builder, Class R-6	17	1
The Income Fund of America, Class R-6	60	1
Total equity-income funds (cost: $2,000)		2
Balanced funds 12.50%
American Balanced Fund, Class R-6	104	3
American Funds Global Balanced Fund, Class R-6	59	2
Total balanced funds (cost: $5,000)		5
Fixed income funds 5.00%
U.S. Government Securities Fund, Class R-6	164	2
Total fixed income funds (cost: $2,000)		2
Total investment securities 100.00% (cost: $40,000)		40
Other assets less liabilities 0.00%		—
Net assets 100.00%		$40
American Funds Insurance Series — Target Date Series — Page 9 of 27

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 42.50%
AMCAP Fund, Class R-6	$—	$3	$—	$—	$— [2]	$3	$— [2]	$—
New Perspective Fund, Class R-6	—	3	—	—	— [2]	3	—	—
SMALLCAP World Fund, Inc., Class R-6	—	3	—	—	— [2]	3	—	—
The Growth Fund of America, Class R-6	—	3	— [2]	— [2]	— [2]	3	—	—
The New Economy Fund, Class R-6	—	2	—	—	— [2]	2	—	—
American Funds Global Insight Fund, Class R-6	—	1	—	—	— [2]	1	—	—
EuroPacific Growth Fund, Class R-6	—	1	—	—	— [2]	1	— [2]	—
New World Fund, Inc., Class R-6	—	1	—	—	— [2]	1	—	—
						17
Growth-and-income funds 35.00%
American Mutual Fund, Class R-6	—	3	—	—	— [2]	3	— [2]	—
Capital World Growth and Income Fund, Class R-6	—	3	—	—	— [2]	3	— [2]	—
Fundamental Investors, Class R-6	—	3	— [2]	— [2]	— [2]	3	— [2]	— [2]
Washington Mutual Investors Fund, Class R-6	—	3	—	—	— [2]	3	— [2]	— [2]
The Investment Company of America, Class R-6	—	2	— [2]	— [2]	— [2]	2	— [2]	—
						14
Equity-income funds 5.00%
Capital Income Builder, Class R-6	—	1	—	—	— [2]	1	— [2]	—
The Income Fund of America, Class R-6	—	1	—	—	— [2]	1	— [2]	—
						2
Balanced funds 12.50%
American Balanced Fund, Class R-6	—	3	—	—	— [2]	3	— [2]	—
American Funds Global Balanced Fund, Class R-6	—	2	—	—	— [2]	2	— [2]	—
						5
Fixed income funds 5.00%
U.S. Government Securities Fund, Class R-6	—	2	—	—	— [2]	2	— [2]	—
Total 100.00%				$— [2]	$— [2]	$40	$— [2]	$— [2]

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 10 of 27

American Funds Insurance Series® - Target Date Series
American Funds® IS 2040 Target Date Fund
Investment portfolio
September 30, 2023
unaudited
Growth funds 37.50%	Shares	Value (000)
AMCAP Fund, Class R-6	82	$3
New Perspective Fund, Class R-6	53	3
The Growth Fund of America, Class R-6	50	3
SMALLCAP World Fund, Inc., Class R-6	40	2
The New Economy Fund, Class R-6	33	2
American Funds Global Insight Fund, Class R-6	80	1
New World Fund, Inc., Class R-6	13	1
EuroPacific Growth Fund, Class R-6	4	— [1]
Total growth funds (cost: $15,000)		15
Growth-and-income funds 35.00%
American Mutual Fund, Class R-6	57	3
Capital World Growth and Income Fund, Class R-6	53	3
Fundamental Investors, Class R-6	46	3
Washington Mutual Investors Fund, Class R-6	49	3
The Investment Company of America, Class R-6	36	2
International Growth and Income Fund, Class R-6	16	— [1]
Total growth-and-income funds (cost: $14,000)		14
Equity-income funds 5.00%
Capital Income Builder, Class R-6	19	1
The Income Fund of America, Class R-6	71	1
Total equity-income funds (cost: $3,000)		2
Balanced funds 12.50%
American Balanced Fund, Class R-6	108	3
American Funds Global Balanced Fund, Class R-6	59	2
Total balanced funds (cost: $5,000)		5
Fixed income funds 10.00%
U.S. Government Securities Fund, Class R-6	164	2
American Funds Inflation Linked Bond Fund, Class R-6	90	1
American Funds Multi-Sector Income Fund, Class R-6	63	1
Total fixed income funds (cost: $3,000)		4
Total investment securities 100.00% (cost: $40,000)		40
Other assets less liabilities 0.00%		—
Net assets 100.00%		$40
American Funds Insurance Series — Target Date Series — Page 11 of 27

unaudited
Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 37.50%
AMCAP Fund, Class R-6	$—	$3	$—	$—	$— [1]	$3	$— [1]	$—
New Perspective Fund, Class R-6	—	3	—	—	— [1]	3	—	—
The Growth Fund of America, Class R-6	—	3	— [1]	— [1]	— [1]	3	—	—
SMALLCAP World Fund, Inc., Class R-6	—	2	—	—	— [1]	2	—	—
The New Economy Fund, Class R-6	—	2	—	—	— [1]	2	—	—
American Funds Global Insight Fund, Class R-6	—	1	—	—	— [1]	1	—	—
New World Fund, Inc., Class R-6	—	1	—	—	— [1]	1	—	—
EuroPacific Growth Fund, Class R-6	—	— [1]	—	—	— [1]	— [1]	— [1]	—
						15
Growth-and-income funds 35.00%
American Mutual Fund, Class R-6	—	3	—	—	— [1]	3	— [1]	—
Capital World Growth and Income Fund, Class R-6	—	3	—	—	— [1]	3	— [1]	—
Fundamental Investors, Class R-6	—	3	—	—	— [1]	3	— [1]	— [1]
Washington Mutual Investors Fund, Class R-6	—	3	—	—	— [1]	3	— [1]	— [1]
The Investment Company of America, Class R-6	—	2	—	—	— [1]	2	— [1]	—
International Growth and Income Fund, Class R-6	—	— [1]	—	—	— [1]	— [1]	— [1]	—
						14
Equity-income funds 5.00%
Capital Income Builder, Class R-6	—	1	—	—	— [1]	1	— [1]	—
The Income Fund of America, Class R-6	—	1	—	—	— [1]	1	— [1]	—
						2
Balanced funds 12.50%
American Balanced Fund, Class R-6	—	3	—	—	— [1]	3	— [1]	—
American Funds Global Balanced Fund, Class R-6	—	2	—	—	— [1]	2	— [1]	—
						5
Fixed income funds 10.00%
U.S. Government Securities Fund, Class R-6	—	2	—	—	— [1]	2	— [1]	—
American Funds Inflation Linked Bond Fund, Class R-6	—	1	—	—	— [1]	1	—	—
American Funds Multi-Sector Income Fund, Class R-6	—	1	—	—	— [1]	1	— [1]	—
						4
Total 100.00%				$— [1]	$— [1]	$40	$— [1]	$— [1]

[1]	Amount less than one thousand.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — Page 12 of 27

American Funds Insurance Series® - Target Date Series
American Funds® IS 2035 Target Date Fund
Investment portfolio
September 30, 2023
unaudited
Growth funds 27.49%	Shares	Value (000)
The Growth Fund of America, Class R-6	2,381	$142
AMCAP Fund, Class R-6	4,022	141
SMALLCAP World Fund, Inc., Class R-6	1,632	100
New Perspective Fund, Class R-6	1,744	93
American Funds Global Insight Fund, Class R-6	4,402	86
The New Economy Fund, Class R-6	537	27
New World Fund, Inc., Class R-6	184	13
Total growth funds (cost: $558,000)		602
Growth-and-income funds 32.24%
Capital World Growth and Income Fund, Class R-6	2,825	155
American Mutual Fund, Class R-6	3,161	151
Fundamental Investors, Class R-6	2,194	144
Washington Mutual Investors Fund, Class R-6	2,272	120
The Investment Company of America, Class R-6	2,009	93
International Growth and Income Fund, Class R-6	1,295	43
Total growth-and-income funds (cost: $679,000)		706
Equity-income funds 7.49%
The Income Fund of America, Class R-6	3,907	85
Capital Income Builder, Class R-6	1,283	79
Total equity-income funds (cost: $169,000)		164
Balanced funds 13.06%
American Balanced Fund, Class R-6	6,000	178
American Funds Global Balanced Fund, Class R-6	3,272	108
Total balanced funds (cost: $281,000)		286
Fixed income funds 19.81%
U.S. Government Securities Fund, Class R-6	8,996	104
American Funds Inflation Linked Bond Fund, Class R-6	10,392	93
American Funds Mortgage Fund, Class R-6	8,644	73
American Funds Multi-Sector Income Fund, Class R-6	6,781	60
Intermediate Bond Fund of America, Class R-6	3,748	46
American Funds Insurance Series — Target Date Series — Page 13 of 27

unaudited
Fixed income funds (continued)	Shares	Value (000)
American Funds Strategic Bond Fund, Class R-6	3,266	$29
Capital World Bond Fund, Class R-6	1,916	29
Total fixed income funds (cost: $455,000)		434
Total investment securities 100.09% (cost: $2,142,000)		2,192
Other assets less liabilities (0.09)%		(2)
Net assets 100.00%		$2,190
Investments in affiliates1

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 27.49%
The Growth Fund of America, Class R-6	$57	$77	$9	$1	$16	$142	$—	$—
AMCAP Fund, Class R-6	57	77	3	— [2]	10	141	1	—
SMALLCAP World Fund, Inc., Class R-6	43	56	— [2]	— [2]	1	100	—	—
New Perspective Fund, Class R-6	41	49	2	— [2]	5	93	—	—
American Funds Global Insight Fund, Class R-6	36	49	— [2]	— [2]	1	86	—	—
The New Economy Fund, Class R-6	14	12	1	— [2]	2	27	—	—
New World Fund, Inc., Class R-6	7	6	—	—	— [2]	13	—	—
						602
Growth-and-income funds 32.24%
Capital World Growth and Income Fund, Class R-6	62	90	— [2]	— [2]	3	155	2	—
American Mutual Fund, Class R-6	62	93	—	—	(4)	151	2	—
Fundamental Investors, Class R-6	57	80	—	—	7	144	1	1
Washington Mutual Investors Fund, Class R-6	48	72	—	—	— [2]	120	1	3
The Investment Company of America, Class R-6	36	51	— [2]	— [2]	6	93	1	—
International Growth and Income Fund, Class R-6	18	26	—	—	(1)	43	1	—
						706
Equity-income funds 7.49%
The Income Fund of America, Class R-6	36	53	—	—	(4)	85	2	—
Capital Income Builder, Class R-6	32	50	—	—	(3)	79	1	—
						164
Balanced funds 13.06%
American Balanced Fund, Class R-6	71	106	—	—	1	178	2	—
American Funds Global Balanced Fund, Class R-6	45	64	—	—	(1)	108	1	—
						286
Fixed income funds 19.81%
U.S. Government Securities Fund, Class R-6	44	68	1	— [2]	(7)	104	2	—
American Funds Inflation Linked Bond Fund, Class R-6	37	60	— [2]	— [2]	(4)	93	—	—
American Funds Mortgage Fund, Class R-6	27	52	1	— [2]	(5)	73	2	—
American Funds Multi-Sector Income Fund, Class R-6	23	39	—	—	(2)	60	2	—
Intermediate Bond Fund of America, Class R-6	16	32	— [2]	— [2]	(2)	46	1	—
American Funds Strategic Bond Fund, Class R-6	11	20	— [2]	— [2]	(2)	29	1	—
Capital World Bond Fund, Class R-6	11	20	— [2]	— [2]	(2)	29	— [2]	—
						434
Total 100.09%				$1	$15	$2,192	$23	$4

American Funds Insurance Series — Target Date Series — Page 14 of 27

unaudited
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 15 of 27

American Funds® IS 2030 Target Date Fund
Investment portfolio
September 30, 2023
unaudited

Growth funds 18.25%	Shares	Value (000)
AMCAP Fund, Class R-6	673	$23
The Growth Fund of America, Class R-6	300	18
American Funds Global Insight Fund, Class R-6	659	13
SMALLCAP World Fund, Inc., Class R-6	159	10
New Perspective Fund, Class R-6	168	9
Total growth funds (cost: $71,000)		73
Growth-and-income funds 28.00%
American Mutual Fund, Class R-6	584	28
Capital World Growth and Income Fund, Class R-6	506	28
Washington Mutual Investors Fund, Class R-6	379	20
Fundamental Investors, Class R-6	226	15
The Investment Company of America, Class R-6	281	13
International Growth and Income Fund, Class R-6	243	8
Total growth-and-income funds (cost: $109,000)		112
Equity-income funds 8.00%
Capital Income Builder, Class R-6	261	16
The Income Fund of America, Class R-6	734	16
Total equity-income funds (cost: $34,000)		32
Balanced funds 13.00%
American Balanced Fund, Class R-6	1,086	32
American Funds Global Balanced Fund, Class R-6	605	20
Total balanced funds (cost: $54,000)		52
Fixed income funds 33.00%
American Funds Inflation Linked Bond Fund, Class R-6	2,621	24
The Bond Fund of America, Class R-6	1,959	21
American Funds Mortgage Fund, Class R-6	2,384	20
U.S. Government Securities Fund, Class R-6	1,749	20
Intermediate Bond Fund of America, Class R-6	1,516	19
American Funds Multi-Sector Income Fund, Class R-6	1,394	12
American Funds Strategic Bond Fund, Class R-6	907	8
Capital World Bond Fund, Class R-6	522	8
Total fixed income funds (cost: $146,000)		132
Total investment securities 100.25% (cost: $414,000)		401
Other assets less liabilities (0.25)%		(1)
Net assets 100.00%		$400
American Funds Insurance Series — Target Date Series — Page 16 of 27

unaudited
Investments in affiliates1

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 18.25%
AMCAP Fund, Class R-6	$29	$— [2]	$11	$(1)	$6	$23	$— [2]	$—
The Growth Fund of America, Class R-6	23	—	10	(1)	6	18	—	—
American Funds Global Insight Fund, Class R-6	17	—	5	— [2]	1	13	—	—
SMALLCAP World Fund, Inc., Class R-6	13	—	4	(1)	2	10	—	—
New Perspective Fund, Class R-6	12	—	5	— [2]	2	9	—	—
						73
Growth-and-income funds 28.00%
American Mutual Fund, Class R-6	35	1	8	— [2]	— [2]	28	1	—
Capital World Growth and Income Fund, Class R-6	34	1	10	— [2]	3	28	1	—
Washington Mutual Investors Fund, Class R-6	25	1	7	— [2]	1	20	— [2]	1
Fundamental Investors, Class R-6	21	— [2]	8	— [2]	2	15	— [2]	—
The Investment Company of America, Class R-6	17	— [2]	6	— [2]	2	13	— [2]	—
International Growth and Income Fund, Class R-6	10	— [2]	3	— [2]	1	8	— [2]	—
						112
Equity-income funds 8.00%
Capital Income Builder, Class R-6	20	1	5	— [2]	— [2]	16	— [2]	—
The Income Fund of America, Class R-6	20	1	5	— [2]	— [2]	16	— [2]	—
						32
Balanced funds 13.00%
American Balanced Fund, Class R-6	39	1	10	— [2]	2	32	— [2]	—
American Funds Global Balanced Fund, Class R-6	25	— [2]	6	— [2]	1	20	— [2]	—
						52
Fixed income funds 33.00%
American Funds Inflation Linked Bond Fund, Class R-6	27	4	6	(1)	— [2]	24	—	—
The Bond Fund of America, Class R-6	21	7	6	(1)	— [2]	21	1	—
American Funds Mortgage Fund, Class R-6	25	2	5	(1)	(1)	20	1	—
U.S. Government Securities Fund, Class R-6	25	2	6	— [2]	(1)	20	1	—
Intermediate Bond Fund of America, Class R-6	21	3	5	— [2]	— [2]	19	1	—
American Funds Multi-Sector Income Fund, Class R-6	15	1	4	— [2]	— [2]	12	1	—
American Funds Strategic Bond Fund, Class R-6	10	— [2]	2	— [2]	— [2]	8	— [2]	—
Capital World Bond Fund, Class R-6	10	1	3	— [2]	— [2]	8	— [2]	—
						132
Total 100.25%				$(6)	$27	$401	$7	$1

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 17 of 27

American Funds® IS 2025 Target Date Fund
Investment portfolio
September 30, 2023
unaudited

Growth funds 8.52%	Shares	Value (000)
AMCAP Fund, Class R-6	1,501	$53
American Funds Global Insight Fund, Class R-6	2,175	42
The Growth Fund of America, Class R-6	239	14
New Perspective Fund, Class R-6	132	7
SMALLCAP World Fund, Inc., Class R-6	112	7
Total growth funds (cost: $126,000)		123
Growth-and-income funds 24.53%
American Mutual Fund, Class R-6	1,877	90
Capital World Growth and Income Fund, Class R-6	1,615	88
Washington Mutual Investors Fund, Class R-6	1,364	72
Fundamental Investors, Class R-6	652	43
The Investment Company of America, Class R-6	933	43
International Growth and Income Fund, Class R-6	542	18
Total growth-and-income funds (cost: $346,000)		354
Equity-income funds 11.78%
The Income Fund of America, Class R-6	4,616	101
Capital Income Builder, Class R-6	1,113	69
Total equity-income funds (cost: $180,000)		170
Balanced funds 12.20%
American Balanced Fund, Class R-6	3,915	116
American Funds Global Balanced Fund, Class R-6	1,830	60
Total balanced funds (cost: $185,000)		176
Fixed income funds 43.04%
The Bond Fund of America, Class R-6	10,401	113
American Funds Inflation Linked Bond Fund, Class R-6	12,308	110
Intermediate Bond Fund of America, Class R-6	6,973	85
American Funds Mortgage Fund, Class R-6	9,872	84
U.S. Government Securities Fund, Class R-6	6,301	73
American Funds Multi-Sector Income Fund, Class R-6	6,262	55
American Funds Strategic Bond Fund, Class R-6	4,507	40
American Funds Insurance Series — Target Date Series — Page 18 of 27

unaudited
Fixed income funds (continued)	Shares	Value (000)
American High-Income Trust, Class R-6	3,679	$33
Capital World Bond Fund, Class R-6	1,859	28
Total fixed income funds (cost: $710,000)		621
Total investment securities 100.07% (cost: $1,547,000)		1,444
Other assets less liabilities (0.07)%		(1)
Net assets 100.00%		$1,443
Investments in affiliates1

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 8.52%
AMCAP Fund, Class R-6	$57	$1	$13	$(3)	$11	$53	$—	$—
American Funds Global Insight Fund, Class R-6	42	—	3	— [2]	3	42	—	—
The Growth Fund of America, Class R-6	22	—	12	(1)	5	14	—	—
New Perspective Fund, Class R-6	12	—	7	— [2]	2	7	—	—
SMALLCAP World Fund, Inc., Class R-6	12	—	6	(2)	3	7	—	—
						123
Growth-and-income funds 24.53%
American Mutual Fund, Class R-6	88	10	7	— [2]	(1)	90	1	—
Capital World Growth and Income Fund, Class R-6	88	7	13	(1)	7	88	1	—
Washington Mutual Investors Fund, Class R-6	69	8	6	— [2]	1	72	1	2
Fundamental Investors, Class R-6	42	2	5	— [2]	4	43	—	—
The Investment Company of America, Class R-6	42	2	6	— [2]	5	43	1	—
International Growth and Income Fund, Class R-6	20	1	3	(1)	1	18	—	—
						354
Equity-income funds 11.78%
The Income Fund of America, Class R-6	87	20	3	— [2]	(3)	101	2	—
Capital Income Builder, Class R-6	64	9	3	— [2]	(1)	69	2	—
						170
Balanced funds 12.20%
American Balanced Fund, Class R-6	110	10	8	— [2]	4	116	1	—
American Funds Global Balanced Fund, Class R-6	62	2	5	(1)	2	60	1	—
						176
Fixed income funds 43.04%
The Bond Fund of America, Class R-6	101	22	5	(1)	(4)	113	3	—
American Funds Inflation Linked Bond Fund, Class R-6	93	24	4	(1)	(2)	110	—	—
Intermediate Bond Fund of America, Class R-6	75	17	4	(1)	(2)	85	2	—
American Funds Mortgage Fund, Class R-6	74	17	2	— [2]	(5)	84	3	—
U.S. Government Securities Fund, Class R-6	66	14	2	(1)	(4)	73	2	—
American Funds Multi-Sector Income Fund, Class R-6	49	10	3	— [2]	(1)	55	2	—
American Funds Strategic Bond Fund, Class R-6	34	9	1	— [2]	(2)	40	1	—
American High-Income Trust, Class R-6	23	10	— [2]	— [2]	— [2]	33	1	—
Capital World Bond Fund, Class R-6	27	4	2	— [2]	(1)	28	—	—
						621
Total 100.07%				$(13)	$22	$1,444	$24	$2

American Funds Insurance Series — Target Date Series — Page 19 of 27

unaudited
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 20 of 27

American Funds® IS 2020 Target Date Fund
Investment portfolio
September 30, 2023
unaudited

Growth funds 3.77%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	3,983	$78
AMCAP Fund, Class R-6	1,481	52
Total growth funds (cost: $137,000)		130
Growth-and-income funds 22.52%
American Mutual Fund, Class R-6	4,315	206
Capital World Growth and Income Fund, Class R-6	3,306	182
Washington Mutual Investors Fund, Class R-6	3,270	173
Fundamental Investors, Class R-6	1,581	104
The Investment Company of America, Class R-6	2,252	104
International Growth and Income Fund, Class R-6	263	8
Total growth-and-income funds (cost: $770,000)		777
Equity-income funds 16.73%
The Income Fund of America, Class R-6	17,304	379
Capital Income Builder, Class R-6	3,221	198
Total equity-income funds (cost: $611,000)		577
Balanced funds 12.03%
American Balanced Fund, Class R-6	9,353	277
American Funds Global Balanced Fund, Class R-6	4,184	138
Total balanced funds (cost: $440,000)		415
Fixed income funds 45.04%
American Funds Inflation Linked Bond Fund, Class R-6	31,016	276
The Bond Fund of America, Class R-6	25,386	276
Intermediate Bond Fund of America, Class R-6	17,120	208
American Funds Mortgage Fund, Class R-6	24,423	207
U.S. Government Securities Fund, Class R-6	14,895	173
American Funds Multi-Sector Income Fund, Class R-6	15,734	138
American High-Income Trust, Class R-6	11,514	104
American Funds Strategic Bond Fund, Class R-6	11,644	103
Capital World Bond Fund, Class R-6	4,482	69
Total fixed income funds (cost: $1,753,000)		1,554
Total investment securities 100.09% (cost: $3,711,000)		3,453
Other assets less liabilities (0.09)%		(3)
Net assets 100.00%		$3,450
American Funds Insurance Series — Target Date Series — Page 21 of 27

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 3.77%
American Funds Global Insight Fund, Class R-6	$65	$27	$19	$(1)	$6	$78	$—	$—
AMCAP Fund, Class R-6	46	18	21	(3)	12	52	—	—
						130
Growth-and-income funds 22.52%
American Mutual Fund, Class R-6	155	85	31	(1)	(2)	206	3	—
Capital World Growth and Income Fund, Class R-6	139	72	40	(4)	15	182	3	—
Washington Mutual Investors Fund, Class R-6	129	75	34	(1)	4	173	2	5
Fundamental Investors, Class R-6	77	42	25	(2)	12	104	1	1
The Investment Company of America, Class R-6	78	40	27	(1)	14	104	1	—
International Growth and Income Fund, Class R-6	11	4	7	(1)	1	8	—	—
						777
Equity-income funds 16.73%
The Income Fund of America, Class R-6	270	178	55	(6)	(8)	379	10	—
Capital Income Builder, Class R-6	147	86	30	(1)	(4)	198	5	—
						577
Balanced funds 12.03%
American Balanced Fund, Class R-6	208	106	44	(3)	10	277	4	—
American Funds Global Balanced Fund, Class R-6	105	53	22	(2)	4	138	2	—
						415
Fixed income funds 45.04%
American Funds Inflation Linked Bond Fund, Class R-6	199	124	39	(9)	1	276	—	—
The Bond Fund of America, Class R-6	203	128	41	(7)	(7)	276	8	—
Intermediate Bond Fund of America, Class R-6	151	93	30	(3)	(3)	208	6	—
American Funds Mortgage Fund, Class R-6	153	99	31	(5)	(9)	207	7	—
U.S. Government Securities Fund, Class R-6	127	80	24	(4)	(6)	173	5	—
American Funds Multi-Sector Income Fund, Class R-6	103	59	21	— [2]	(3)	138	7	—
American High-Income Trust, Class R-6	77	43	15	(2)	1	104	6	—
American Funds Strategic Bond Fund, Class R-6	76	47	13	(1)	(6)	103	3	—
Capital World Bond Fund, Class R-6	52	30	10	(2)	(1)	69	1	—
						1,554
Total 100.09%				$(59)	$31	$3,453	$74	$6

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 22 of 27

American Funds® IS 2015 Target Date Fund
Investment portfolio
September 30, 2023
unaudited

Growth funds 0.74%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	8,621	$169
AMCAP Fund, Class R-6	2,392	84
Total growth funds (cost: $273,000)		253
Growth-and-income funds 20.45%
American Mutual Fund, Class R-6	42,799	2,048
Capital World Growth and Income Fund, Class R-6	31,229	1,716
Washington Mutual Investors Fund, Class R-6	27,538	1,455
The Investment Company of America, Class R-6	22,264	1,027
Fundamental Investors, Class R-6	11,738	772
Total growth-and-income funds (cost: $6,723,000)		7,018
Equity-income funds 18.71%
The Income Fund of America, Class R-6	199,346	4,366
Capital Income Builder, Class R-6	33,380	2,052
Total equity-income funds (cost: $6,652,000)		6,418
Balanced funds 11.23%
American Balanced Fund, Class R-6	84,032	2,483
American Funds Global Balanced Fund, Class R-6	41,482	1,369
Total balanced funds (cost: $4,022,000)		3,852
Fixed income funds 48.95%
The Bond Fund of America, Class R-6	276,340	3,006
Intermediate Bond Fund of America, Class R-6	235,108	2,852
American Funds Inflation Linked Bond Fund, Class R-6	309,364	2,753
American Funds Mortgage Fund, Class R-6	242,773	2,059
American Funds Multi-Sector Income Fund, Class R-6	156,643	1,377
Short-Term Bond Fund of America, Class R-6	139,171	1,304
American Funds Strategic Bond Fund, Class R-6	145,272	1,290
American High-Income Trust, Class R-6	114,708	1,036
Capital World Bond Fund, Class R-6	44,642	685
U.S. Government Securities Fund, Class R-6	37,125	431
Total fixed income funds (cost: $18,674,000)		16,793
Total investment securities 100.08% (cost: $36,344,000)		34,334
Other assets less liabilities (0.08)%		(28)
Net assets 100.00%		$34,306
American Funds Insurance Series — Target Date Series — Page 23 of 27

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 0.74%
American Funds Global Insight Fund, Class R-6	$205	$29	$79	$(4)	$18	$169	$—	$—
AMCAP Fund, Class R-6	102	10	42	(9)	23	84	1	—
						253
Growth-and-income funds 20.45%
American Mutual Fund, Class R-6	1,529	618	71	— [2]	(28)	2,048	29	—
Capital World Growth and Income Fund, Class R-6	1,275	470	112	(4)	87	1,716	25	—
Washington Mutual Investors Fund, Class R-6	1,124	402	90	(1)	20	1,455	18	33
The Investment Company of America, Class R-6	768	223	61	1	96	1,027	12	—
Fundamental Investors, Class R-6	613	166	65	— [2]	58	772	7	7
						7,018
Equity-income funds 18.71%
The Income Fund of America, Class R-6	3,206	1,360	56	(1)	(143)	4,366	98	—
Capital Income Builder, Class R-6	1,531	592	17	— [2]	(54)	2,052	43	—
						6,418
Balanced funds 11.23%
American Balanced Fund, Class R-6	1,881	589	33	(2)	48	2,483	28	—
American Funds Global Balanced Fund, Class R-6	1,020	363	21	(1)	8	1,369	20	—
						3,852
Fixed income funds 48.95%
The Bond Fund of America, Class R-6	2,152	1,059	64	(5)	(136)	3,006	77	—
Intermediate Bond Fund of America, Class R-6	1,968	1,041	84	(1)	(72)	2,852	67	—
American Funds Inflation Linked Bond Fund, Class R-6	2,020	861	53	(1)	(74)	2,753	—	—
American Funds Mortgage Fund, Class R-6	1,502	701	22	(1)	(121)	2,059	58	—
American Funds Multi-Sector Income Fund, Class R-6	1,007	412	13	— [2]	(29)	1,377	57	—
Short-Term Bond Fund of America, Class R-6	762	579	26	— [2]	(11)	1,304	28	—
American Funds Strategic Bond Fund, Class R-6	903	471	5	— [2]	(79)	1,290	27	—
American High-Income Trust, Class R-6	758	295	10	— [2]	(7)	1,036	48	—
Capital World Bond Fund, Class R-6	505	215	9	3	(29)	685	5	—
U.S. Government Securities Fund, Class R-6	501	87	133	(22)	(2)	431	13	—
						16,793
Total 100.08%				$(48)	$(427)	$34,334	$661	$40

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 24 of 27

American Funds® IS 2010 Target Date Fund
Investment portfolio
September 30, 2023
unaudited

Growth-and-income funds 16.87%	Shares	Value (000)
American Mutual Fund, Class R-6	543,296	$25,991
Washington Mutual Investors Fund, Class R-6	375,543	19,840
Capital World Growth and Income Fund, Class R-6	316,433	17,388
The Investment Company of America, Class R-6	322,119	14,863
Fundamental Investors, Class R-6	93,834	6,170
Total growth-and-income funds (cost: $82,418,000)		84,252
Equity-income funds 23.36%
The Income Fund of America, Class R-6	3,803,522	83,297
Capital Income Builder, Class R-6	543,488	33,414
Total equity-income funds (cost: $124,366,000)		116,711
Balanced funds 9.45%
American Balanced Fund, Class R-6	1,177,426	34,793
American Funds Global Balanced Fund, Class R-6	376,476	12,427
Total balanced funds (cost: $50,034,000)		47,220
Fixed income funds 50.40%
Intermediate Bond Fund of America, Class R-6	4,364,979	52,947
The Bond Fund of America, Class R-6	4,502,703	48,989
Short-Term Bond Fund of America, Class R-6	3,913,500	36,670
American Funds Inflation Linked Bond Fund, Class R-6	4,096,683	36,461
American Funds Mortgage Fund, Class R-6	3,996,238	33,888
American Funds Strategic Bond Fund, Class R-6	2,264,980	20,113
American Funds Multi-Sector Income Fund, Class R-6	1,861,141	16,359
American High-Income Trust, Class R-6	420,606	3,798
Capital World Bond Fund, Class R-6	163,878	2,516
Total fixed income funds (cost: $281,402,000)		251,741
Total investment securities 100.08% (cost: $538,220,000)		499,924
Other assets less liabilities (0.08)%		(416)
Net assets 100.00%		$499,508
American Funds Insurance Series — Target Date Series — Page 25 of 27

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 16.87%
American Mutual Fund, Class R-6	$23,276	$4,292	$1,289	$(28)	$(260)	$25,991	$400	$—
Washington Mutual Investors Fund, Class R-6	17,289	3,499	1,278	(50)	380	19,840	267	486
Capital World Growth and Income Fund, Class R-6	16,422	2,430	2,576	(138)	1,250	17,388	281	—
The Investment Company of America, Class R-6	13,000	1,608	1,359	(25)	1,639	14,863	181	—
Fundamental Investors, Class R-6	6,054	550	998	(96)	660	6,170	64	63
						84,252
Equity-income funds 23.36%
The Income Fund of America, Class R-6	68,833	18,056	863	(91)	(2,638)	83,297	1,998	—
Capital Income Builder, Class R-6	28,411	6,042	168	(8)	(863)	33,414	748	—
						116,711
Balanced funds 9.45%
American Balanced Fund, Class R-6	30,145	3,848	24	(3)	827	34,793	424	—
American Funds Global Balanced Fund, Class R-6	12,067	817	654	(58)	255	12,427	197	—
						47,220
Fixed income funds 50.40%
Intermediate Bond Fund of America, Class R-6	43,894	11,806	1,387	(20)	(1,346)	52,947	1,357	—
The Bond Fund of America, Class R-6	41,301	10,378	386	(47)	(2,257)	48,989	1,356	—
Short-Term Bond Fund of America, Class R-6	29,252	8,697	946	(8)	(325)	36,670	887	—
American Funds Inflation Linked Bond Fund, Class R-6	31,827	5,744	166	(2)	(942)	36,461	—	—
American Funds Mortgage Fund, Class R-6	28,382	7,647	108	(12)	(2,021)	33,888	1,032	—
American Funds Strategic Bond Fund, Class R-6	17,185	4,197	38	(5)	(1,226)	20,113	457	—
American Funds Multi-Sector Income Fund, Class R-6	14,619	2,148	94	(3)	(311)	16,359	748	—
American High-Income Trust, Class R-6	5,132	248	1,586	(106)	110	3,798	240	—
Capital World Bond Fund, Class R-6	3,541	94	1,083	(151)	115	2,516	(5)	—
						251,741
Total 100.08%				$(851)	$(6,953)	$499,924	$10,632	$549

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — Page 26 of 27

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
As of September 30, 2023, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
INGEFP3-988-1123O-S96500
American Funds Insurance Series — Target Date Series — Page 27 of 27